Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Schedule of the option activity
	Number of share options	Weighted average exercise price $	Remaining contractual term in years	Aggregate Intrinsic value

Outstanding, January 1, 2021	717,717	3.76	11.22

Granted	752,185	2.76	12.29
Exercised	(190,159)	3.65		-
Forfeited	(6,037)	2.91
Outstanding, December 31, 2021	1,273,706	3.19	11.01	-
Exercisable, December 31, 2021	314,560	4.26	9.63	-

	Number of share options	Weighted average exercise price $	Remaining contractual term in years	Aggregate Intrinsic value

Outstanding, January 1, 2020	218,222	12.91	11.51

Granted	713,042	3.04	11.99
Exercised	(12,328)	4.92		-
Forfeited	(52,427)	5.80
Cancelled	(148,792)	12.91
Outstanding, December 31, 2020	717,717	3.76	11.22	-
Exercisable, December 31, 2020	84,671	6.12	9.95	-

	Number of share options	Weighted average exercise price $	Remaining contractual term in years	Aggregate Intrinsic value

Granted, March 15, 2019	218,222	12.91	12.31
Outstanding, December 31, 2019	218,222	12.91	11.51	641,573
Exercisable, December 31, 2019	-	-	-	-

Schedule of each stock option award is estimated on the date of grant using the Black-Scholes option pricing model
	Granted in 2021	Granted in 2020	Granted in 2019
Expected volatility	97.70%	88.44%-96.55%	95.02%-95.15%
Risk-free interest rate	1.64%	0.59%-0.69%	2.46%-2.49%
Expected term from grant date (in years)	5.62-6.41	5.25-7.29	6.29-7.29
Dividend rate	-	-	-
Dilution factor	1	0.9909-1	0.9962
Fair value	$2.51-$2.60	$1.55-$2.66	$10.1-$10.52